Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000198231 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BLSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$106	0.85%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 49.42%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	49.42%	4.78%	6.20%
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 64,410,900
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	224.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103257 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor C Shares
Trading Symbol	BLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$240	1.94%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 47.64%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	47.64%	3.67%	5.22%
Investor C Shares (with sales charge)	46.64	3.67	5.22
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 64,410,900
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	224.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BLSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$148	1.19%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 48.69%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	48.69%	4.44%	5.85%
Investor A Shares (with sales charge)	40.88	3.32	5.28
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 64,410,900
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	224.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000103258 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$110	0.88%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 49.07%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68%.
What contributed to performance?
The Fund delivered strong absolute returns, supported primarily by macro, sentiment, and quality-related insights. Macro and industry thematic positioning made the strongest contributions, led by trend-following measures that successfully captured leadership in semiconductors and technology hardware, as well as broader themes related to the artificial intelligence supply chain. Sentiment insights, which adapted well to changing market conditions, also helped results. Quality-related insights further boosted returns through positioning in companies with improving balance sheet characteristics and stronger earnings quality. Information technology was by far the largest contributor from a sector perspective, with additional gains in financials, industrials, and materials. Country performance was strongest in Taiwan and South Korea, led by holdings in semiconductors, computer equipment, and diversified financials. The Fund's cash position had no material impact on performance.
What detracted from performance?
While the Fund’s overall performance was strong, traditional valuation measures detracted. The shortfall was most notable in companies with weaker sales and earnings characteristics. Certain quality and linkage-based insights (i.e., comparisons of similar companies) also hurt results, with the largest effect coming from those associated with Chinese consumer demand, mobile usage trends, and green innovation themes. Positioning in the consumer discretionary, healthcare, and consumer staples sectors weighed on returns, while India was a modest detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	49.07%	4.74%	6.16%
MSCI Emerging Markets Index (Net)	46.68	6.05	9.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 64,410,900
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	224.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$64,410,900
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	224%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	26.0%
China	20.4%
South Korea	17.2%
India	11.1%
United States	5.6%
Brazil	3.5%
Saudi Arabia	2.8%
South Africa	2.5%
Thailand	2.0%
Mexico	1.3%
Other#	7.0%
Other Assets Less Liabilities	0.6%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121567 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	BDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$147	1.34%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 18.68%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	12.08%	7.71%
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,357,741,388
Holdings Count | Holding	12,843
Advisory Fees Paid, Amount	$ 85,637,747
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121568 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor A Shares
Trading Symbol	BDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$174	1.59%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 18.43%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.43%	11.80%	7.43%
Investor A Shares (with sales charge)	12.21	10.60	6.85
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,357,741,388
Holdings Count | Holding	12,843
Advisory Fees Paid, Amount	$ 85,637,747
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000121569 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Investor C Shares
Trading Symbol	BDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$250	2.30%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 17.54%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.54%	10.98%	6.79%
Investor C Shares (with sales charge)	16.54	10.98	6.79
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,357,741,388
Holdings Count | Holding	12,843
Advisory Fees Paid, Amount	$ 85,637,747
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000166017 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Global Equity Market Neutral Fund
Class Name	Class K Shares
Trading Symbol	BGCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 18.84%.
  For the same period, the Fund’s benchmark, the MSCI World Index (Net) returned 29.16% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 3.95%
What contributed to performance?
Sentiment insights were the strongest contributors to absolute performance. The measures successfully adapted to multiple market trends, including artificial intelligence, fiscal stimulus, inflation, and geopolitical developments, particularly the Iran conflict toward the end of the period. Linkage-based measures (i.e., comparisons of similar companies) and trend-following insights were particularly effective in identifying changing market leadership. Long positions, together with stock selection in Europe, made the largest contribution in this segment of the Fund. Macro thematic insights also contributed positively, especially through positioning in energy, infrastructure, and trade-related themes. Positioning in the financials and energy sectors added to returns through selective longs in banks and industrial-related companies against shorts in insurance, diversified financial, and trade-sensitive businesses.
The Fund used derivatives to implement its stock selection strategy more efficiently. The use of derivatives did not have a material impact on results. The Fund's cash position had no material impact on performance.
What detracted from performance?
Fundamental insights detracted early in the reporting period as speculative market leadership and momentum-driven rallies acted as a headwind for more defensive positioning. The weakness was most notable in traditional valuation and quality measures, as investors aggressively rotated toward perceived artificial intelligence winners and higher-beta growth stocks. Measures tied to profitability, earnings expectations, and company management sentiment also struggled amid rapidly changing investor preferences. However, fundamental insights rebounded late in the period as rising geopolitical tensions associated with the Iran conflict led investors to refocus on earnings resilience, valuations, and defensive characteristics.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.84%	12.15%	7.76%
MSCI World Index (Net)	29.16	11.29	12.65
ICE BofA 3-Month U.S. Treasury Bill Index	3.95	3.40	2.29

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 11,357,741,388
Holdings Count | Holding	12,843
Advisory Fees Paid, Amount	$ 85,637,747
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$11,357,741,388
Number of Portfolio Holdings	12,843
Net Investment Advisory Fees	$85,637,747
Portfolio Turnover Rate	113%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	19.9%	18.5%	38.4%
Japan	10.2%	10.1%	20.3%
Canada	3.6%	3.5%	7.1%
United Kingdom	2.6%	2.4%	5.0%
Germany	2.1%	1.8%	3.9%
Australia	1.9%	2.0%	3.9%
France	1.7%	2.1%	3.8%
Switzerland	1.1%	1.2%	2.3%
Sweden	1.0%	1.3%	2.3%
Netherlands	0.9%	1.1%	2.0%
Other#	5.6%	5.4%	11.0%
	50.6	49.4	100.0
(a)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000223507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Class K Shares
Trading Symbol	BKDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 20.47%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.47%	6.64%	7.74%
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,605,322
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)Excludes short-term securities.
C000223508 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Investor A Shares
Trading Symbol	BADEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 20.17%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.17%	6.31%	7.44%
Investor A Shares (with sales charge)	13.86	5.17	6.36
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,605,322
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)Excludes short-term securities.
C000223506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Defensive Advantage Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	BIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 20.41%.
  For the same period, the Fund’s benchmark, the MSCI Emerging Markets Index (Net) returned 46.68% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 20.45%.
What contributed to performance?
The Fund delivered positive absolute returns over the reporting period, supported primarily by quality, sentiment, and macro thematic insights. Quality-related measures were the strongest contributors, particularly those focused on operating cash flow strength, earnings quality, and disciplined balance sheet characteristics. Sentiment insights also helped results, as the assessment of analyst revisions, broker sentiment, and flow-related measures adapted well to changing market conditions. Macro thematic positioning further contributed through country and industry-level insights that gauge yield curve dynamics, foreign exchange reserves, and inventory-related trends. Information technology and financials were the largest contributors from a sector perspective, with additional gains from communication services, energy, and industrials. Country performance was strongest in Taiwan, South Korea, and China, highlighted by holdings in semiconductors, banks, and energy stocks.
What detracted from performance?
While the Fund’s overall performance was positive, traditional valuation measures—particularly those tied to cash flow and sales-based valuation characteristics—detracted. Certain country-level thematic insights also struggled, with flow, energy production, and long-term reversion related measures representing the largest detractors. Healthcare, consumer discretionary, and consumer staples were the most notable detractors in terms of sectors, while India was the leading detractor at the country level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 21, 2020 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.41%	6.61%	7.72%
MSCI Emerging Markets Index (Net)	46.68	6.05	7.13
MSCI Emerging Markets Minimum Volatility Index (Net)	20.45	5.01	5.93

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 13,605,322
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$13,605,322
Number of Portfolio Holdings	188
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	211%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	20.3%
Taiwan	17.1%
India	13.9%
South Korea	10.8%
Saudi Arabia	7.4%
Malaysia	4.8%
United Arab Emirates	4.2%
United States	3.9%
Kuwait	2.5%
Qatar	2.3%
Other#	12.9%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Samsung Electro-Mechanics Co. Ltd.	1.8%
SK Hynix, Inc.	1.6%
Delta Electronics, Inc.	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
PetroChina Co. Ltd., Class H	1.5%
Chroma ATE, Inc.	1.5%
ASE Technology Holding Co. Ltd.	1.5%
Ooredoo QPSC	1.5%
Samsung Electronics Co. Ltd.	1.5%
Bharti Airtel Ltd.	1.5%
(a)Excludes short-term securities.